Data Compare Summary (Total)
Run Date - 11/6/2019 5:33:42 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	116	0.00%	213
Amortization Term	0	213	0.00%	213
Amortization Type	0	213	0.00%	213
Appraised Value	0	97	0.00%	213
Borrower Self-Employed?	0	213	0.00%	213
City	1	213	0.47%	213
Contract Sales Price	0	108	0.00%	213
Doc Type	0	116	0.00%	213
First Payment Date	0	213	0.00%	213
Interest Collection Type	0	116	0.00%	213
Investor: Qualifying Total Debt Ratio	3	213	1.41%	213
Lien Position	0	213	0.00%	213
LTV Valuation Value	1	116	0.86%	213
Maturity Date	0	116	0.00%	213
Note Date	0	213	0.00%	213
Occupancy	0	213	0.00%	213
Original CLTV	1	213	0.47%	213
Original Interest Rate	0	213	0.00%	213
Original Loan Amount	0	213	0.00%	213
Original LTV	0	97	0.00%	213
Original Term	0	213	0.00%	213
Origination Channel	0	213	0.00%	213
Other Financing Junior Total Original Loan Amount	2	25	8.00%	213
Property Type	1	213	0.47%	213
Purpose	0	213	0.00%	213
Refi Purpose	0	57	0.00%	213
State	0	213	0.00%	213
Zip	0	213	0.00%	213
Total	9	4,798	0.19%	213